Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Components of (loss)/income Before Income Taxes

The components of (loss)/income before income taxes were as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025

United States	$(3,193,922)	$(179,553)	$(3,681,370)	$(372,822)
Ireland	(131,491)	181,362	(348,975)	227,856
(Loss)/Income before income taxes	$(3,325,413)	$1,809	$(4,030,345)	$(144,966)

The components of the provision for income taxes are as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Current taxes
Federal	$—	$—
State	—	—
Foreign	—	—
Total current income tax (benefit) expense	—	—

Deferred taxes
Federal	(595,624)	(265,079)
State	224,298	(79,776)
Foreign	784,623	(126,903)
Total deferred income tax benefit	413,297	(471,758)

Changes in valuation allowance	(413,297)	471,758
Total income tax (benefit) expense from continuing operations	$—	$—

Schedule of United States and Foreign Operations losses

The Company’s United States and Foreign Operations losses are as follows:

	For the Year Ended December 31,
	2025	2024
United States	$(684,497)	$(833,393)
Foreign	(99,292)	(1,015,226)
	$(783,789)	$(1,848,619)

Schedule of Income Tax Disclosures Reconciliation of Taxes

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures the reconciliation of taxes at the federal statutory rate to our provision for (benefit from) income taxes for the year ended December 31, 2025 was as follows:

	Year Ended December 31, 2025
	Amount	Percentage
U.S. federal statutory tax rate	$(160,281)	21.00%
Foreign tax effects
Statutory tax rate difference between Foreign and United States	7,234	(0.95)%
Other	10,438	(1.37)%
State taxes, net of federal benefit	(168)	0.02%
Changes in valuation allowances-Federal	140,810	(18.45)%
Non-taxable or non-deductible items
Fund raising costs	4,128	(0.54)%
Other adjustments	(2,161)	0.28%
Provision for income tax	$—	0.00%

The reconciliation of taxes at the federal statutory rate to the provision for (benefit from) income taxes for the year ended December 31, 2024 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

Year Ended December 31, 2024
Income Taxes at U.S. Statutory Rate	21%
Income Taxes at State Rate, net Federal Rate	3%
Foreign Tax Rate Differential	-5%
Others	0%
Change in valuation allowance and return to provision	-19%
Net	0%

Schedule of Net Deferred Tax Assets and Related Valuation Allowance

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the Company’s net deferred tax assets and related valuation allowance are as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Deferred tax assets:
Goodwill	$32,712	$46,645
Section 174 Research & Development Expenses	155,025	202,820
Net operating loss carry forwards	4,594,902	4,952,772
Total non-current deferred tax assets	4,782,639	5,202,237

Non-current deferred tax liabilities
Property and equipment	(7,274)	(13,575)
Total non-current deferred tax liabilities	(7,274)	(13,575)

Net deferred taxes	4,775,365	5,188,662
Less: Valuation Allowance	(4,775,365)	(5,188,662)
Net deferred taxes	$—	$—

Schedule of Income Taxes Paid

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures cash paid for income taxes, net of refunds, during the year ended December 31, 2025 was as follows:

Year Ended December 31, 2025
Federal	$—
State	—
Total cash paid for income taxes, net of refunds	$—